Variable Interest Entities (“VIEs”) (Tables)	12 Months Ended
Dec. 31, 2022
Variable Interest Entities [Abstract]
Schedule of variable interest entities
	As of December 31,
	2021	2022
	RMB	RMB
Total assets	69,792	102,965
Total current liabilities	(40,100)	(50,457)
Total liabilities	(40,653)	(77,990)

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues	—	16,267	141,086
Operating costs and expenses	—	1,814	67,788
Net income (loss)	—	14,431	(4,136)
Net cash generated from operating activities	—	48,923	98,715
Net cash used in financing activities	(266,901)	—	—